Global Opportunities Portfolio

January 31, 2021

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 6.3%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	$89,761	$103,981
Series 4273, Class SP, 11.616%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(1)	516,145	796,228
Series 4637, Class CU, 3.00%, 8/15/44	4,803,500	4,904,116
Series 4774, Class QD, 4.50%, 1/15/43	3,990,583	4,035,503
Interest Only:(2)
Series 2631, Class DS, 6.974%, (7.10% - 1 mo. USD LIBOR), 6/15/33(1)	1,503,622	208,627
Series 2953, Class LS, 6.574%, (6.70% - 1 mo. USD LIBOR), 12/15/34(1)	801,464	41,525
Series 2956, Class SL, 6.874%, (7.00% - 1 mo. USD LIBOR), 6/15/32(1)	860,804	198,809
Series 3114, Class TS, 6.524%, (6.65% - 1 mo. USD LIBOR), 9/15/30(1)	2,680,652	407,111
Series 3153, Class JI, 6.494%, (6.62% - 1 mo. USD LIBOR), 5/15/36(1)	2,090,116	438,505
Series 3973, Class SG, 6.524%, (6.65% - 1 mo. USD LIBOR), 4/15/30(1)	73,168	365
Series 4007, Class JI, 4.00%, 2/15/42	1,350,753	182,505
Series 4050, Class IB, 3.50%, 5/15/41	5,012,933	252,365
Series 4067, Class JI, 3.50%, 6/15/27	4,675,085	360,697
Series 4070, Class S, 5.974%, (6.10% - 1 mo. USD LIBOR), 6/15/32(1)	9,848,272	1,799,725
Series 4095, Class HS, 5.974%, (6.10% - 1 mo. USD LIBOR), 7/15/32(1)	2,708,903	355,730
Series 4109, Class ES, 6.024%, (6.15% - 1 mo. USD LIBOR), 12/15/41(1)	83,936	21,281
Series 4109, Class SA, 6.074%, (6.20% - 1 mo. USD LIBOR), 9/15/32(1)	4,015,279	763,505
Series 4149, Class S, 6.124%, (6.25% - 1 mo. USD LIBOR), 1/15/33(1)	3,016,895	575,018
Series 4163, Class GS, 6.074%, (6.20% - 1 mo. USD LIBOR), 11/15/32(1)	2,558,414	500,750
Series 4169, Class AS, 6.124%, (6.25% - 1 mo. USD LIBOR), 2/15/33(1)	3,643,055	704,087
Series 4180, Class GI, 3.50%, 8/15/26	1,762,602	68,606
Series 4188, Class AI, 3.50%, 4/15/28	4,101,449	273,906
Series 4189, Class SQ, 6.024%, (6.15% - 1 mo. USD LIBOR), 12/15/42(1)	880,102	129,154
Series 4203, Class QS, 6.124%, (6.25% - 1 mo. USD LIBOR), 5/15/43(1)	2,343,901	386,443
Series 4212, Class SA, 6.074%, (6.20% - 1 mo. USD LIBOR), 7/15/38(1)	345,265	1,192
Series 4323, Class CI, 4.00%, 3/15/40	2,342,502	29,450
Series 4332, Class IK, 4.00%, 4/15/44	1,502,905	211,786
Series 4332, Class KI, 4.00%, 9/15/43	1,107,481	59,666
Series 4343, Class PI, 4.00%, 5/15/44	3,129,061	448,877
Series 4370, Class IO, 3.50%, 9/15/41	1,483,192	61,252
Series 4381, Class SK, 6.024%, (6.15% - 1 mo. USD LIBOR), 6/15/44(1)	3,148,919	392,245
Series 4388, Class MS, 5.974%, (6.10% - 1 mo. USD LIBOR), 9/15/44(1)	3,632,604	721,999
Series 4408, Class IP, 3.50%, 4/15/44	4,718,911	419,968
Series 4452, Class SP, 6.074%, (6.20% - 1 mo. USD LIBOR), 10/15/43(1)	3,391,859	119,916
Series 4497, Class CS, 6.074%, (6.20% - 1 mo. USD LIBOR), 9/15/44(1)	7,096,002	545,211
Series 4507, Class MI, 3.50%, 8/15/44	4,680,211	188,978
Series 4507, Class SJ, 6.054%, (6.18% - 1 mo. USD LIBOR), 9/15/45(1)	7,207,586	1,491,678
Series 4520, Class PI, 4.00%, 8/15/45	19,423,273	1,668,496
Series 4526, Class PI, 3.50%, 1/15/42	2,391,203	55,170
Series 4528, Class BS, 6.024%, (6.15% - 1 mo. USD LIBOR), 7/15/45(1)	4,810,304	601,752
Series 4629, Class QI, 3.50%, 11/15/46	5,653,392	474,004
Series 4637, Class IP, 3.50%, 4/15/44	2,018,062	73,071

Security	Principal Amount	Value
Series 4644, Class TI, 3.50%, 1/15/45	$4,810,839	$319,869
Series 4653, Class PI, 3.50%, 7/15/44	1,331,563	11,441
Series 4667, Class PI, 3.50%, 5/15/42	8,786,909	191,680
Series 4672, Class LI, 3.50%, 1/15/43	4,222,178	98,321
Series 4744, Class IO, 4.00%, 11/15/47	4,420,512	535,858
Series 4749, Class IL, 4.00%, 12/15/47	3,437,676	453,261
Series 4767, Class IM, 4.00%, 5/15/45	4,464,416	102,255
Series 4768, Class IO, 4.00%, 3/15/48	4,265,668	557,911
Principal Only:(3)
Series 4417, Class KO, 0.00%, 12/15/43	1,206,110	962,167
Series 4478, Class PO, 0.00%, 5/15/45	2,143,736	1,968,215

		$30,274,231

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2020-DNA4, Class M2, 3.88%, (1 mo. USD LIBOR + 3.75%), 8/25/50(4)(5)	$6,500,000	$6,624,497
Series 2020-HQA4, Class M2, 3.28%, (1 mo. USD LIBOR + 3.15%), 9/25/50(4)(5)	11,000,000	11,137,369

		$17,761,866

Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	$116,097	$125,028
Series 1994-42, Class K, 6.50%, 4/25/24	77,233	83,151
Series 2009-62, Class WA, 5.575%, 8/25/39(6)	1,239,048	1,385,442
Series 2013-6, Class TA, 1.50%, 1/25/43	1,262,202	1,280,030
Series 2017-66, Class ZJ, 3.00%, 9/25/57	282,967	282,879
Interest Only:(2)
Series 2004-46, Class SI, 5.87%, (6.00% - 1 mo. USD LIBOR), 5/25/34(1)	2,344,271	382,264
Series 2005-17, Class SA, 6.57%, (6.70% - 1 mo. USD LIBOR), 3/25/35(1)	1,678,148	392,443
Series 2005-71, Class SA, 6.62%, (6.75% - 1 mo. USD LIBOR), 8/25/25(1)	716,776	50,282
Series 2005-105, Class S, 6.57%, (6.70% - 1 mo. USD LIBOR), 12/25/35(1)	1,411,887	330,314
Series 2006-44, Class IS, 6.47%, (6.60% - 1 mo. USD LIBOR), 6/25/36(1)	1,214,241	280,308
Series 2006-65, Class PS, 7.09%, (7.22% - 1 mo. USD LIBOR), 7/25/36(1)	1,191,852	306,396
Series 2006-96, Class SN, 7.07%, (7.20% - 1 mo. USD LIBOR), 10/25/36(1)	1,494,438	317,313
Series 2006-104, Class SD, 6.51%, (6.64% - 1 mo. USD LIBOR), 11/25/36(1)	1,240,214	268,449
Series 2006-104, Class SE, 6.50%, (6.63% - 1 mo. USD LIBOR), 11/25/36(1)	826,810	178,667
Series 2007-50, Class LS, 6.32%, (6.45% - 1 mo. USD LIBOR), 6/25/37(1)	1,622,061	419,374
Series 2008-26, Class SA, 6.07%, (6.20% - 1 mo. USD LIBOR), 4/25/38(1)	2,230,142	493,617
Series 2008-61, Class S, 5.97%, (6.10% - 1 mo. USD LIBOR), 7/25/38(1)	3,874,117	724,064
Series 2010-124, Class SJ, 5.92%, (6.05% - 1 mo. USD LIBOR), 11/25/38(1)	429,732	7,364
Series 2010-135, Class SD, 5.87%, (6.00% - 1 mo. USD LIBOR), 6/25/39(1)	1,130,148	33,700
Series 2011-101, Class IC, 3.50%, 10/25/26	2,384,283	148,123
Series 2011-101, Class IE, 3.50%, 10/25/26	1,782,559	109,665
Series 2011-104, Class IM, 3.50%, 10/25/26	3,075,604	196,814
Series 2012-24, Class S, 5.37%, (5.50% - 1 mo. USD LIBOR), 5/25/30(1)	412,736	6,265
Series 2012-52, Class DI, 3.50%, 5/25/27	5,009,416	370,591
Series 2012-63, Class EI, 3.50%, 8/25/40	1,250,695	7,113
Series 2012-76, Class GS, 5.92%, (6.05% - 1 mo. USD LIBOR), 9/25/39(1)	478,538	4,733
Series 2012-94, Class KS, 6.52%, (6.65% - 1 mo. USD LIBOR), 5/25/38(1)	5,346,488	218,332
Series 2012-94, Class SL, 6.57%, (6.70% - 1 mo. USD LIBOR), 5/25/38(1)	4,009,866	164,979
Series 2012-97, Class PS, 6.02%, (6.15% - 1 mo. USD LIBOR), 3/25/41(1)	3,597,577	153,310
Series 2012-103, Class GS, 5.97%, (6.10% - 1 mo. USD LIBOR), 2/25/40(1)	181,897	3,375
Series 2012-112, Class SB, 6.02%, (6.15% - 1 mo. USD LIBOR), 9/25/40(1)	3,190,149	132,915
Series 2012-124, Class IO, 1.433%, 11/25/42(6)	5,594,796	281,983
Series 2012-139, Class LS, 6.006%, (6.15% - 1 mo. USD LIBOR), 12/25/42(1)	4,815,274	993,271
Series 2012-147, Class SA, 5.97%, (6.10% - 1 mo. USD LIBOR), 1/25/43(1)	6,072,810	1,258,514

Security	Principal Amount	Value
Series 2012-150, Class PS, 6.02%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)	$5,476,922	$1,072,589
Series 2012-150, Class SK, 6.02%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)	8,489,228	1,526,355
Series 2013-11, Class IO, 4.00%, 1/25/43	15,946,637	2,623,933
Series 2013-12, Class SP, 5.52%, (5.65% - 1 mo. USD LIBOR), 11/25/41(1)	1,287,956	115,542
Series 2013-15, Class DS, 6.07%, (6.20% - 1 mo. USD LIBOR), 3/25/33(1)	6,389,835	1,233,848
Series 2013-23, Class CS, 6.12%, (6.25% - 1 mo. USD LIBOR), 3/25/33(1)	3,384,426	674,235
Series 2013-54, Class HS, 6.17%, (6.30% - 1 mo. USD LIBOR), 10/25/41(1)	2,892,456	167,130
Series 2013-64, Class PS, 6.12%, (6.25% - 1 mo. USD LIBOR), 4/25/43(1)	3,485,345	546,660
Series 2013-66, Class JI, 3.00%, 7/25/43	6,595,715	902,893
Series 2013-75, Class SC, 6.12%, (6.25% - 1 mo. USD LIBOR), 7/25/42(1)	6,831,263	679,997
Series 2014-29, Class IG, 3.50%, 6/25/43	1,050,128	42,152
Series 2014-32, Class EI, 4.00%, 6/25/44	1,602,660	249,709
Series 2014-41, Class SA, 5.92%, (6.05% - 1 mo. USD LIBOR), 7/25/44(1)	3,277,642	536,023
Series 2014-43, Class PS, 5.97%, (6.10% - 1 mo. USD LIBOR), 3/25/42(1)	3,513,949	451,818
Series 2014-55, Class IN, 3.50%, 7/25/44	4,777,647	645,971
Series 2014-64, Class BI, 3.50%, 3/25/44	1,232,908	80,366
Series 2014-67, Class IH, 4.00%, 10/25/44	3,231,672	444,338
Series 2014-80, Class CI, 3.50%, 12/25/44	3,051,518	398,034
Series 2014-89, Class IO, 3.50%, 1/25/45	4,278,105	441,920
Series 2015-6, Class IM, 1.00%, (5.33% - 1 mo. USD LIBOR x 1.33, Cap 1.00%), 6/25/43(1)	10,858,692	265,199
Series 2015-14, Class KI, 3.00%, 3/25/45	6,438,448	723,322
Series 2015-17, Class SA, 6.07%, (6.20% - 1 mo. USD LIBOR), 11/25/43(1)	3,036,875	126,838
Series 2015-22, Class GI, 3.50%, 4/25/45	2,308,496	361,277
Series 2015-31, Class SG, 5.97%, (6.10% - 1 mo. USD LIBOR), 5/25/45(1)	6,123,373	1,041,484
Series 2015-36, Class IL, 3.00%, 6/25/45	3,427,657	417,314
Series 2015-52, Class MI, 3.50%, 7/25/45	8,596,581	1,035,326
Series 2015-93, Class BS, 6.02%, (6.15% - 1 mo. USD LIBOR), 8/25/45(1)	4,198,686	397,050
Series 2017-46, Class NI, 3.00%, 8/25/42	4,116,793	80,488
Series 2018-21, Class IO, 3.00%, 4/25/48	10,372,369	1,157,553

		$29,830,432

Government National Mortgage Association:
Interest Only:(2)
Series 2014-68, Class KI, 2.188%, 10/20/42(6)	$4,798,586	$209,912
Series 2017-104, Class SD, 6.069%, (6.20% - 1 mo. USD LIBOR), 7/20/47(1)	9,655,143	1,776,053
Series 2017-121, Class DS, 4.369%, (4.50% - 1 mo. USD LIBOR), 8/20/47(1)	7,094,358	818,413
Series 2017-137, Class AS, 4.369%, (4.50% - 1 mo. USD LIBOR), 9/20/47(1)	10,187,565	1,140,249
Series 2020-146, Class IQ, 2.00%, 10/20/50	24,795,095	2,404,142
Series 2020-167, Class KI, 2.00%, 11/20/50	39,843,118	3,990,968
Series 2020-191, Class AI, 2.00%, 12/20/50	37,637,859	3,134,300

		$13,474,037

Total Collateralized Mortgage Obligations (identified cost $139,013,966)		$91,340,566

Mortgage Pass-Throughs — 12.5%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.792%, (COF + 1.25%), with maturity at 2035(7)	$294,224	$302,161
3.00%, with maturity at 2050	31,193,959	33,010,302

Security	Principal Amount	Value
4.379%, (COF + 1.25%), with maturity at 2030(7)	$100,712	$107,143
7.00%, with various maturities to 2036	1,083,874	1,233,918
8.00%, with maturity at 2026	44,236	47,810

		$34,701,334

Federal National Mortgage Association:
3.00%, with maturity at 2050	$8,460,007	$8,944,680
3.38%, (COF + 1.25%), with maturity at 2035(7)	173,150	178,357
3.902%, (COF + 1.78%), with maturity at 2035(7)	723,199	763,624
6.00%, with maturity at 2032	256,573	296,856
6.50%, with maturity at 2036	549,463	626,650
7.00%, with various maturities to 2037	455,042	518,872
8.50%, with maturity at 2032	139,595	164,260
9.50%, with maturity at 2028	53,893	60,345

		$11,553,644

Government National Mortgage Association:
2.50%, with maturity at 2050	$49,505,414	$52,148,121
3.00%, with maturity at 2050	77,721,874	81,615,041

		$133,763,162

Total Mortgage Pass-Throughs (identified cost $179,722,681)		$180,018,140

Commercial Mortgage-Backed Securities — 0.7%

Security	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class D, 4.554%, 9/15/47(4)(6)	$3,430,000	$2,009,906
Series 2014-C25, Class D, 3.948%, 11/15/47(4)(6)	8,045,000	6,395,605
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class D, 4.352%, 8/15/46(4)(6)	5,000,000	472,500
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(4)	4,000,000	1,900,802

Total Commercial Mortgage-Backed Securities (identified cost $19,625,526)		$10,778,813

Asset-Backed Securities — 9.8%

Security	Principal Amount	Value
Alinea CLO, Ltd.
Series 2018-1A, Class E, 6.224%, (3 mo. USD LIBOR + 6.00%), 7/20/31(4)(5)	$2,000,000	$1,956,720
Allegany Park CLO, Ltd.
Series 2019-1A, Class D, 3.924%, (3 mo. USD LIBOR + 3.70%), 1/20/33(4)(5)	1,700,000	1,714,198
AMMC CLO 15, Ltd.
Series 2014-15A, Class ERR, 7.151%, (3 mo. USD LIBOR + 6.91%), 1/15/32(4)(5)	3,000,000	2,978,103
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 6.386%, (3 mo. USD LIBOR + 6.18%), 11/10/30(4)(5)	2,000,000	1,801,394

Security	Principal Amount	Value
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class D, 6.071%, (3 mo. USD LIBOR + 5.85%), 5/15/30(4)(5)	$4,000,000	$3,928,044
Ares XXXVR CLO, Ltd.
Series 2015-35RA, Class E, 5.941%, (3 mo. USD LIBOR + 5.70%), 7/15/30(4)(5)	3,000,000	2,934,000
Babson CLO, Ltd.
Series 2018-1A, Class D, 5.741%, (3 mo. USD LIBOR + 5.50%), 4/15/31(4)(5)	5,000,000	4,729,300
Bain Capital Credit CLO, Ltd.
Series 2017-2A, Class E, 6.568%, (3 mo. USD LIBOR + 6.35%), 7/25/30(4)(5)	2,250,000	2,266,237
Series 2018-1A, Class E, 5.568%, (3 mo. USD LIBOR + 5.35%), 4/23/31(4)(5)	3,500,000	3,316,418
Benefit Street Partners CLO V-B, Ltd.
Series 2018-5BA, Class D, 6.174%, (3 mo. USD LIBOR + 5.95%), 4/20/31(4)(5)	3,000,000	2,886,378
Benefit Street Partners CLO VIII, Ltd.
Series 2015-8A, Class DR, 5.824%, (3 mo. USD LIBOR + 5.60%), 1/20/31(4)(5)	5,000,000	4,674,354
Benefit Street Partners CLO XIV, Ltd.
Series 2018-14A, Class E, 5.574%, (3 mo. USD LIBOR + 5.35%), 4/20/31(4)(5)	3,000,000	2,812,814
Benefit Street Partners CLO XVI, Ltd.
Series 2018-16A, Class E, 6.923%, (3 mo. USD LIBOR + 6.70%), 1/17/32(4)(5)	2,000,000	2,001,204
Betony CLO 2, Ltd.
Series 2018-1A, Class D, 5.855%, (3 mo. USD LIBOR + 5.65%), 4/30/31(4)(5)	3,000,000	2,878,571
BlueMountain CLO, Ltd.
Series 2015-3A, Class DR, 5.624%, (3 mo. USD LIBOR + 5.40%), 4/20/31(4)(5)	2,000,000	1,881,664
Series 2016-3A, Class ER, 6.171%, (3 mo. USD LIBOR + 5.95%), 11/15/30(4)(5)	1,000,000	919,313
Series 2018-1A, Class E, 6.155%, (3 mo. USD LIBOR + 5.95%), 7/30/30(4)(5)	750,000	710,350
Canyon Capital CLO, Ltd.
Series 2016-1A, Class ER, 5.991%, (3 mo. USD LIBOR + 5.75%), 7/15/31(4)(5)	4,000,000	3,834,952
Series 2016-2A, Class ER, 6.241%, (3 mo. USD LIBOR + 6.00%), 10/15/31(4)(5)	1,000,000	964,471
Series 2017-1A, Class E, 6.491%, (3 mo. USD LIBOR + 6.25%), 7/15/30(4)(5)	1,000,000	975,213
Series 2018-1A, Class E, 5.991%, (3 mo. USD LIBOR + 5.75%), 7/15/31(4)(5)	2,000,000	1,918,866
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR2, 6.734%, (3 mo. USD LIBOR + 6.50%), 1/14/32(4)(5)	1,000,000	953,137
Series 2014-3RA, Class D, 5.613%, (3 mo. USD LIBOR + 5.40%), 7/27/31(4)(5)	2,000,000	1,870,496
Series 2014-4RA, Class D, 5.891%, (3 mo. USD LIBOR + 5.65%), 7/15/30(4)(5)	3,000,000	2,692,654
Series 2015-5A, Class DR, 6.924%, (3 mo. USD LIBOR + 6.70%), 1/20/32(4)(5)	3,500,000	3,374,623
Series C17A, Class DR, 6.205%, (3 mo. USD LIBOR + 6.00%), 4/30/31(4)(5)	3,000,000	2,902,672
Dryden CLO, Ltd.
Series 2018-55A, Class E, 5.641%, (3 mo. USD LIBOR + 5.40%), 4/15/31(4)(5)	1,000,000	955,700
Dryden Senior Loan Fund
Series 2016-42A, Class ER, 5.791%, (3 mo. USD LIBOR + 5.55%), 7/15/30(4)(5)	2,000,000	1,949,506
Galaxy XXI CLO, Ltd.
Series 2015-21A, Class DR, 2.874%, (3 mo. USD LIBOR + 2.65%), 4/20/31(4)(5)	5,000,000	4,932,050
Series 2015-21A, Class ER, 5.474%, (3 mo. USD LIBOR + 5.25%), 4/20/31(4)(5)	4,000,000	3,813,536
Galaxy XXV CLO, Ltd.
Series 2018-25A, Class E, 6.168%, (3 mo. USD LIBOR + 5.95%), 10/25/31(4)(5)	2,000,000	1,952,002
Golub Capital Partners CLO 22B, Ltd.
Series 2015-22A, Class ER, 6.224%, (3 mo. USD LIBOR + 6.00%), 1/20/31(4)(5)	3,000,000	2,772,489
Golub Capital Partners CLO 37B, Ltd.
Series 2018-37A, Class E, 5.974%, (3 mo. USD LIBOR + 5.75%), 7/20/30(4)(5)	3,000,000	2,797,201
Golub Capital Partners CLO, Ltd.
Series 2020-48A, Class D, 4.023%, (3 mo. USD LIBOR + 3.80%), 4/17/33(4)(5)	3,000,000	3,010,733
Highbridge Loan Management, Ltd.
Series 3A-2014, Class DR, 6.723%, (3 mo. USD LIBOR + 6.50%), 7/18/29(4)(5)	2,900,000	2,861,559
ICG US CLO, Ltd.
Series 2018-2A, Class E, 5.972%, (3 mo. USD LIBOR + 5.75%), 7/22/31(4)(5)	1,000,000	936,964

Security	Principal Amount	Value
Madison Park Funding XVII, Ltd.
Series 2015-17A, Class DR, 3.824%, (3 mo. USD LIBOR + 3.60%), 7/21/30(4)(5)	$3,500,000	$3,505,430
Series 2015-17A, Class ER, 6.724%, (3 mo. USD LIBOR + 6.50%), 7/21/30(4)(5)	2,500,000	2,441,246
Neuberger Berman CLO XXII, Ltd.
Series 2016-22A, Class ER, 6.283%, (3 mo. USD LIBOR + 6.06%), 10/17/30(4)(5)	2,000,000	1,973,651
Neuberger Berman Loan Advisers CLO 30, Ltd.
Series 2018-30A, Class E, 6.974%, (3 mo. USD LIBOR + 6.75%), 1/20/31(4)(5)	2,000,000	2,003,372
Palmer Square CLO, Ltd.
Series 2013-2A, Class DRR, 6.073%, (3 mo. USD LIBOR + 5.85%), 10/17/31(4)(5)	1,500,000	1,479,675
Series 2015-1A, Class DR2, 6.463%, (3 mo. USD LIBOR + 6.25%), 5/21/29(4)(5)	2,000,000	2,000,306
Series 2018-1A, Class D, 5.373%, (3 mo. USD LIBOR + 5.15%), 4/18/31(4)(5)	4,000,000	3,867,356
Series 2018-2A, Class D, 5.826%, (3 mo. USD LIBOR + 5.60%), 7/16/31(4)(5)	2,500,000	2,457,205
Pnmac Gmsr Issuer Trust
Series 2018-GT1, Class A, 2.980%, (1 mo. USD LIBOR + 2.85%), 2/25/23(4)(5)	5,000,000	4,958,449
Series 2018-GT2, Class A, 2.780%, (1 mo. USD LIBOR + 2.65%), 8/25/25(4)(5)	4,272,000	4,195,708
Recette CLO, Ltd.
Series 2015-1A, Class F, 7.674%, (3 mo. USD LIBOR + 7.45%), 10/20/27(4)(5)	2,000,000	1,955,178
Regatta IX Funding, Ltd.
Series 2017-1A, Class E, 6.223%, (3 mo. USD LIBOR + 6.00%), 4/17/30(4)(5)	3,000,000	2,963,417
Regatta XIII Funding, Ltd.
Series 2018-2A, Class D, 6.191%, (3 mo. USD LIBOR + 5.95%), 7/15/31(4)(5)	3,000,000	2,919,030
Upland CLO, Ltd.
Series 2016-1A, Class DR, 6.124%, (3 mo. USD LIBOR + 5.90%), 4/20/31(4)(5)	2,000,000	1,944,448
Vibrant CLO IX, Ltd.
Series 2018-9A, Class D, 6.474%, (3 mo. USD LIBOR + 6.25%), 7/20/31(4)(5)	2,000,000	1,810,945
Voya CLO, Ltd.
Series 2013-1A, Class DR, 6.721%, (3 mo. USD LIBOR + 6.48%), 10/15/30(4)(5)	5,000,000	4,641,294
Series 2014-1A, Class DR2, 6.223%, (3 mo. USD LIBOR + 6.00%), 4/18/31(4)(5)	2,000,000	1,842,189
Series 2015-3A, Class DR, 6.424%, (3 mo. USD LIBOR + 6.20%), 10/20/31(4)(5)	2,000,000	1,902,698
Series 2018-2A, Class E, 5.491%, (3 mo. USD LIBOR + 5.25%), 7/15/31(4)(5)	1,000,000	968,086
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 6.524%, (3 mo. USD LIBOR + 6.30%), 7/20/30(4)(5)	2,000,000	1,826,645

Total Asset-Backed Securities (identified cost $145,796,579)		$141,514,214

U.S. Government Guaranteed Small Business Administration Loans(8)(9) — 3.0%

Security	Principal Amount	Value
0.66%, 3/15/30	$2,695,021	$51,242
0.73%, 7/15/31	3,019,671	81,694
0.93%, 5/15/42	1,613,513	51,415
0.98%, 4/15/32	1,486,972	53,714
1.31%, 4/15/42 to 7/15/42	5,851,772	278,709
1.34%, 9/15/41	1,886,228	90,241
1.38%, 6/15/41	3,111,968	137,753
1.56%, 7/15/42	2,483,333	134,347
1.59%, 10/21/36	1,244,327	64,612
1.61%, 12/15/41 to 7/15/42	5,382,386	311,778
1.63%, 9/15/41	1,962,934	117,441

Security	Principal Amount	Value
1.68%, 4/15/41 to 7/15/41	$3,646,907	$212,894
1.73%, 10/15/33 to 11/21/41	2,966,282	181,471
1.74%, 5/15/36	3,532,113	196,688
1.81%, 12/21/41 to 11/15/42	7,819,245	510,326
1.86%, 12/28/41 to 6/15/42	18,231,765	1,171,489
1.91%, 2/15/42 to 7/15/42	10,143,332	705,344
1.93%, 7/15/42	1,729,671	118,085
1.96%, 11/29/30 to 8/15/42	5,010,344	344,776
2.06%, 5/15/42 to 7/15/42	5,067,014	364,626
2.11%, 4/15/33 to 7/15/42	4,720,685	331,282
2.16%, 5/15/42 to 6/15/42	3,908,985	280,502
2.21%, 8/15/42	3,229,596	254,619
2.23%, 1/15/41 to 7/15/41	2,751,927	215,632
2.28%, 11/1/29	1,285,029	79,938
2.31%, 4/15/42 to 7/15/42	5,147,821	442,767
2.36%, 1/16/42 to 6/15/42	18,491,622	1,514,601
2.38%, 6/15/42	1,633,015	132,294
2.39%, 7/15/40	1,390,379	102,144
2.41%, 1/15/38 to 7/15/42	14,023,672	1,180,219
2.43%, 3/15/41 to 1/5/42	3,077,978	254,433
2.46%, 12/15/26 to 8/15/42	12,822,465	1,056,267
2.48%, 2/23/41	1,117,538	96,581
2.56%, 1/15/41 to 7/15/42	3,230,011	303,537
2.59%, 4/15/36	1,385,888	115,545
2.61%, 6/15/33 to 7/15/42	7,012,921	638,314
2.63%, 4/15/41	1,232,869	111,787
2.66%, 3/15/42 to 6/15/42	4,595,308	441,117
2.68%, 4/15/41 to 4/15/42	3,431,118	337,885
2.71%, 7/15/31 to 9/15/42	20,075,799	2,049,742
2.82%, 1/15/42 to 3/15/43(10)	18,390,568	2,008,721
2.86%, 5/15/32 to 7/15/42	14,981,224	1,535,352
2.89%, 8/15/40	1,018,107	91,938
2.89%, 10/25/41 to 1/7/43(10)	32,975,148	3,539,035
2.91%, 12/15/41 to 7/15/42	12,978,532	1,391,966
2.93%, 4/15/41 to 7/15/42	4,157,325	402,932
2.96%, 2/15/27 to 1/15/43	12,064,155	1,186,085
2.98%, 2/15/41 to 7/15/42	9,938,924	1,146,205
3.03%, 7/15/41 to 6/15/42	2,450,282	260,737
3.11%, 12/15/41 to 8/15/42	8,388,452	907,889
3.13%, 6/15/32	608,531	64,509
3.16%, 5/15/42 to 1/15/43	15,700,060	1,863,896
3.19%, 8/15/39	1,512,968	158,587
3.21%, 12/15/26 to 10/15/42	16,278,013	1,848,722
3.23%, 4/15/42	958,066	107,076
3.24%, 7/15/28 to 4/15/42	2,679,967	232,651
3.28%, 6/21/26 to 7/15/42	6,325,074	621,464
3.36%, 3/15/42 to 5/15/42	3,046,886	369,617
3.41%, 4/15/42 to 12/15/42	5,638,338	717,155
3.43%, 11/7/39 to 9/15/41	1,552,180	175,552
3.46%, 2/15/27 to 8/15/42	13,194,540	1,356,979
3.48%, 5/15/36 to 7/15/42	3,388,039	408,862

Security	Principal Amount	Value
3.53%, 6/15/26 to 8/15/42	$3,007,971	$293,283
3.61%, 5/15/32 to 6/15/42	9,646,626	1,337,359
3.64%, 8/15/41 to 12/15/41	3,659,863	503,880
3.66%, 5/15/42 to 7/15/42	9,104,501	1,255,421
3.68%, 11/15/31 to 5/15/42	3,898,317	504,909
3.71%, 1/15/24 to 8/15/42	29,573,789	3,156,741
3.73%, 12/15/36 to 1/15/37	3,033,894	368,815
3.78%, 2/15/27 to 6/15/42	5,571,316	723,617

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $47,932,456)		$43,657,806

Sovereign Loans — 0.1%

Borrower	Principal Amount (000’s omitted)		Value
Nigeria — 0.1%
Bank of Industry Limited
Term Loan, 6.22%, (3 mo. USD LIBOR + 6.00%), Maturing December 14, 2023(5)(11)		$1,350	$1,365,370

Total Nigeria			$1,365,370

Total Sovereign Loans (identified cost $1,350,000)			$1,365,370

Foreign Government Bonds — 17.6%

Security	Principal Amount (000’s omitted)		Value
China — 1.8%
China Development Bank, 3.70%, 10/20/30	CNY	170,000	$26,717,577

Total China			$26,717,577

Iceland — 2.0%
Republic of Iceland, 5.00%, 11/15/28	ISK	1,278,572	$11,201,609
Republic of Iceland, 6.50%, 1/24/31	ISK	1,622,639	15,960,859
Republic of Iceland, 8.00%, 6/12/25	ISK	194,682	1,855,031

Total Iceland			$29,017,499

Indonesia — 3.3%
Indonesia Government Bond, 6.50%, 2/15/31	IDR	525,058,000	$38,194,882
Indonesia Government Bond, 7.50%, 4/15/40	IDR	74,225,000	5,662,103
Indonesia Government Bond, 8.375%, 4/15/39	IDR	45,746,000	3,730,956

Total Indonesia			$47,587,941

New Zealand — 1.7%
New Zealand Government Bond, 3.00%, 9/20/30(12)(13)	NZD	24,823	$23,938,738

Total New Zealand			$23,938,738

Security	Principal Amount (000’s omitted)		Value
Russia — 0.7%
Russia Government Bond, 2.50%, 2/2/28(13)	RUB	776,284	$10,406,599

Total Russia			$10,406,599

Serbia — 3.2%
Serbia Treasury Bond, 4.50%, 8/20/32	RSD	3,979,080	$45,663,560
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	97,420	1,215,208

Total Serbia			$46,878,768

Suriname — 0.2%
Republic of Suriname, 9.25%, 10/26/26(12)	USD	4,452	$2,923,628

Total Suriname			$2,923,628

Thailand — 2.5%
Thailand Government Bond, 1.25%, 3/12/28(12)(13)	THB	1,072,862	$36,125,964

Total Thailand			$36,125,964

Ukraine — 2.2%
Ukraine Government Bond, 16.06%, 8/3/22	UAH	25,000	$938,900
Ukraine Government International Bond, 0.00%, GDP-Linked, 5/31/40(4)(12)(14)	USD	4,433	5,019,575
Ukraine Government International Bond, 11.67%, 11/22/23	UAH	25,000	875,986
Ukraine Government International Bond, 15.84%, 2/26/25	UAH	394,170	15,542,321
Ukraine Government International Bond, 17.00%, 5/11/22	UAH	238,050	9,025,110

Total Ukraine			$31,401,892

Total Foreign Government Bonds (identified cost $239,702,965)			$254,998,606

Foreign Corporate Bonds — 5.0%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.4%
Generacion Mediterranea S.A./Central Termica Roca S.A., 15.00%, 5/5/23(4)(15)	USD	1,250	$868,734
Telecom Argentina S.A., 8.00%, 7/18/26(12)	USD	2,500	2,184,375
Transportadora de Gas del Sur S.A., 6.75%, 5/2/25(12)	USD	1,400	1,227,926
YPF S.A., 6.95%, 7/21/27(12)	USD	294	181,204
YPF S.A., 8.50%, 3/23/21(12)	USD	1,100	1,016,235
YPF S.A., 8.50%, 3/23/25(12)	USD	617	507,483
YPF S.A., 8.50%, 7/28/25(12)	USD	657	444,920

Total Argentina			$6,430,877

Armenia — 0.2%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(12)	USD	2,800	$2,786,000

Total Armenia			$2,786,000

Belarus — 0.1%
Eurotorg, LLC Via Bonitron DAC, 9.00%, 10/22/25(12)	USD	704	$763,840

Total Belarus			$763,840

Security	Principal Amount (000’s omitted)		Value
Brazil — 0.5%
Amaggi Luxembourg International S.a.r.l., 5.25%, 1/28/28(12)	USD	750	$756,563
Braskem Netherlands Finance BV, 4.50%, 1/31/30(12)	USD	1,656	1,685,377
MV24 Capital BV, 6.748%, 6/1/34(12)	USD	189	206,250
Odebrecht Offshore Drilling Finance, Ltd., 6.72%, 12/1/22(4)	USD	306	294,909
Odebrecht Offshore Drilling Finance, Ltd., 6.72%, 12/1/22(12)	USD	1,793	1,725,374
Petrobras Global Finance BV, 6.90%, 3/19/49	USD	1,780	2,144,936

Total Brazil			$6,813,409

Bulgaria — 0.1%
Eurohold Bulgaria AD, 6.50%, 12/7/22(12)	EUR	1,200	$1,387,856

Total Bulgaria			$1,387,856

China — 0.2%
CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(12)	USD	700	$710,150
Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(12)	USD	500	503,250
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(12)	USD	1,300	1,433,118

Total China			$2,646,518

Colombia — 0.1%
Gran Tierra Energy International Holdings, Ltd., 6.25%, 2/15/25(4)	USD	278	$193,766
Gran Tierra Energy International Holdings, Ltd., 6.25%, 2/15/25(12)	USD	1,184	825,248

Total Colombia			$1,019,014

El Salvador — 0.1%
AES El Salvador Trust II, 6.75%, 3/28/23(12)	USD	1,454	$1,395,382

Total El Salvador			$1,395,382

Georgia — 0.2%
Georgia Capital JSC, 6.125%, 3/9/24(12)	USD	1,850	$1,882,745
Silknet JSC, 11.00%, 4/2/24(12)	USD	558	609,420

Total Georgia			$2,492,165

Greece — 0.1%
Ellaktor Value PLC, 6.375%, 12/15/24(12)	EUR	1,400	$1,580,245

Total Greece			$1,580,245

Iceland — 0.4%
Arion Banki HF, 6.00%, 4/12/24(12)	ISK	440,000	$3,786,528
Islandsbanki HF, 6.40%, 10/26/23	ISK	120,000	1,031,477
Landsbankinn HF, 5.00%, 11/23/23(12)	ISK	120,000	995,374
WOW Air HF, 0.00%(15)(16)(17)	EUR	20	0
WOW Air HF, 0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(15)(16)	EUR	900	0

Total Iceland			$5,813,379

Indonesia — 0.3%
Alam Sutera Realty Tbk PT, 6.00%, (6.00% cash or 6.25% PIK), 5/2/24(18)	USD	631	$484,297
Alam Sutera Realty Tbk PT, 6.25%, (6.25% cash or 6.50% PIK), 1/2/25(12)(18)	USD	1,693	1,231,547
Bayan Resources Tbk PT, 6.125%, 1/24/23(12)	USD	2,110	2,164,232

Total Indonesia			$3,880,076

Mauritius — 0.0%(19)
HTA Group, Ltd./Mauritius, 7.00%, 12/18/25(12)	USD	555	$595,099

Total Mauritius			$595,099

Security	Principal Amount (000’s omitted)		Value
Mexico — 0.4%
Braskem Idesa SAPI, 7.45%, 11/15/29(12)	USD	2,759	$2,703,820
Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(12)	USD	2,437	1,820,159
Petroleos Mexicanos, 6.75%, 9/21/47	USD	1,080	945,151

Total Mexico			$5,469,130

Moldova — 0.2%
Aragvi Finance International DAC, 12.00%, 4/9/24(12)	USD	2,360	$2,601,900

Total Moldova			$2,601,900

Nigeria — 0.1%
SEPLAT Petroleum Development Co. PLC, 9.25%, 4/1/23(12)	USD	1,400	$1,454,250

Total Nigeria			$1,454,250

Paraguay — 0.2%
Banco Continental SAE, 2.75%, 12/10/25(12)	USD	515	$512,425
Frigorifico Concepcion S.A., 10.25%, 1/29/25(12)	USD	2,990	2,931,695

Total Paraguay			$3,444,120

Peru — 0.2%
Auna SAA, 6.50%, 11/20/25(12)	USD	1,500	$1,576,875
Telefonica del Peru SAA, 7.375%, 4/10/27(12)	PEN	4,500	1,308,140

Total Peru			$2,885,015

Russia — 0.2%
Gazprom PJSC via Gaz Finance PLC, 4.599% to 10/26/25(12)(17)	USD	1,090	$1,124,660
Petropavlovsk 2016 Ltd., 8.125%, 11/14/22(12)	USD	1,531	1,602,957

Total Russia			$2,727,617

Saint Lucia — 0.1%
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24(12)	USD	1,903	$1,986,256

Total Saint Lucia			$1,986,256

Saudi Arabia — 0.2%
Dar Al-Arkan Sukuk Co., Ltd., 6.75%, 2/15/25(12)	USD	750	$751,350
Dar Al-Arkan Sukuk Co., Ltd., 6.875%, 4/10/22(12)	USD	1,900	1,951,851

Total Saudi Arabia			$2,703,201

Singapore — 0.2%
Puma International Financing S.A., 5.00%, 1/24/26(12)	USD	2,222	$2,147,008
TBLA International Pte Ltd., 7.00%, 1/24/23(12)	USD	1,300	1,310,400

Total Singapore			$3,457,408

Turkey — 0.2%
Akbank T.A.S., 7.20% to 3/16/22, 3/16/27(12)(20)	USD	300	$304,134
QNB Finansbank AS, 6.875%, 9/7/24(12)	USD	980	1,077,008
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(12)	USD	1,472	1,600,241

Total Turkey			$2,981,383

Ukraine — 0.3%
Kernel Holding S.A., 8.75%, 1/31/22(12)	USD	1,850	$1,958,688
Metinvest BV, 5.625%, 6/17/25(12)	EUR	1,040	1,309,344
Metinvest BV, 7.75%, 4/23/23(12)	USD	461	491,721
Metinvest BV, 8.50%, 4/23/26(12)	USD	706	788,990

Total Ukraine			$4,548,743

Security	Principal Amount (000’s omitted)		Value
Uzbekistan — 0.0%(19)
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(12)	UZS	3,000,000	$283,374

Total Uzbekistan			$283,374

Total Foreign Corporate Bonds (identified cost $70,696,618)			$72,146,257

Convertible Bonds — 0.3%

Security	Principal Amount (000’s omitted)		Value
Bermuda — 0.3%
Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	4,985	$4,717,056

Total Bermuda			$4,717,056

Total Convertible Bonds (identified cost $4,308,698)			$4,717,056

Common Stocks — 0.2%

Security	Shares		Value
Iceland — 0.2%
Arion Banki HF(4)(21)		1,533,017	$1,136,929
Eik Fasteignafelag HF(21)		1,980,300	147,025
Eimskipafelag Islands HF(21)		201,400	404,625
Hagar HF(21)		820,600	363,109
Reginn HF(21)		1,120,200	193,315
Reitir Fasteignafelag HF		544,900	302,678
Siminn HF		8,409,200	553,113

Total Iceland			$3,100,794

Total Common Stocks (identified cost $3,590,773)			$3,100,794

Loan Participation Notes — 0.0%(19)

Security	Principal Amount (000’s omitted)		Value
Uzbekistan — 0.0%(19)
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(12)(15)(22)	UZS	2,619,000	$256,735
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(12)(15)(22)	UZS	2,952,000	287,990

Total Uzbekistan			$544,725

Total Loan Participation Notes (identified cost $558,187)			$544,725

Closed-End Funds — 0.8%

Security	Shares	Value
BlackRock Multi-Sector Income Trust	156,650	$2,699,080
Nuveen Global High Income Fund	83,400	1,266,012
PGIM Global High Yield Fund, Inc.	430,326	6,226,817
Western Asset High Income Opportunity Fund, Inc.	383,997	1,885,425

Total Closed-End Funds (identified cost $10,948,484)		$12,077,334

Exchange-Traded Funds — 2.3%

Security	Shares	Value
VanEck Vectors Fallen Angel High Yield Bond ETF	1,044,000	$33,481,080

Total Exchange-Traded Funds (identified cost $28,474,657)		$33,481,080

Reinsurance Side Cars — 2.6%

Security	Principal Amount/ Shares	Value
Altair VI Reinsurance(15)(21)(23)(24)	1,000	$214,500
Blue Lotus Re, Ltd.(15)(21)(23)(24)	242	92,584
Eden Re II, Ltd., Series 2018A, 0.00%, 3/22/22(4)(15)(23)	$7,471	86,064
Eden Re II, Ltd., Series 2018B, 0.00%, 3/22/22(4)(15)(23)	$8,667	249,110
Eden Re II, Ltd., Series 2019A, 0.00%, 3/22/23(4)(15)(23)	$1,440	18,676
Eden Re II, Ltd., Series 2019B, 0.00%, 3/22/23(4)(15)(23)	$11,140	370,095
Eden Re II, Ltd., Series 2020A, 0.00%, 3/22/24(4)(15)(23)	$990,000	2,362,140
Eden Re II, Ltd., Series 2021A, 0.00%, 3/21/25(4)(15)(23)	$900,000	900,000
Eden Re II, Ltd., Series 2021B, 0.00%, 3/21/25(4)(15)(23)	$8,900,000	8,900,000
Mt. Logan Re, Ltd., Series 13, Preference Shares(15)(21)(23)(24)	10,000	10,040,979
Mt. Logan Re, Ltd., Series 17, Preference Shares(15)(21)(23)(24)	860	863,969
Mt. Logan Re, Ltd., Special Investment Series 13, 12/18(15)(21)(23)(24)	2,000	528,591
Mt. Logan Re, Ltd., Special Investment Series 13, 12/19(15)(21)(23)(24)	1,829	1,100,625
Sussex Capital, Ltd., Designated Investment Series 5, 5/19(15)(21)(23)(24)	249	38,658
Sussex Capital, Ltd., Designated Investment Series 5, 12/19(15)(21)(23)(24)	791	267,918
Sussex Capital, Ltd., Designated Investment Series 5, 6/20(15)(21)(23)(24)	434	161,096
Sussex Capital, Ltd., Designated Investment Series 5, 12/20(15)(21)(23)(24)	292	284,693
Sussex Capital, Ltd., Series 5, Preference Shares(15)(21)(23)(24)	6,000	6,251,107
Sussex Re, Ltd., Series 2020A(15)(21)(23)(24)	4,081,939	273,490
Sussex Re, Ltd., Series 2021A(15)(21)(23)(24)	4,154,232	4,179,158
Versutus Re, Ltd., Series 2019(15)(21)(23)(24)	220,133	243,907

Total Reinsurance Side Cars (identified cost $33,332,769)		$37,427,360

U.S. Treasury Obligations — 3.0%

Security	Principal Amount		Value
U.S. Treasury Inflation-Protected Note, 0.50%, 4/15/24(25)		$39,415,524	$42,572,171

Total U.S. Treasury Obligations (identified cost $39,752,617)			$42,572,171

Short-Term Investments — 33.0%

Foreign Government Securities — 4.2%

Security	Principal Amount (000’s omitted)		Value
Egypt — 4.2%
Egypt Treasury Bill, 0.00%, 2/2/21	EGP	22,625	$1,440,166
Egypt Treasury Bill, 0.00%, 2/16/21	EGP	213,650	13,552,440
Egypt Treasury Bill, 0.00%, 3/2/21	EGP	15,325	970,205
Egypt Treasury Bill, 0.00%, 3/30/21	EGP	51,100	3,215,910
Egypt Treasury Bill, 0.00%, 5/4/21	EGP	293,625	18,159,712
Egypt Treasury Bill, 0.00%, 5/18/21	EGP	219,100	13,485,747
Egypt Treasury Bill, 0.00%, 5/25/21	EGP	95,575	5,852,585
Egypt Treasury Bill, 0.00%, 6/8/21	EGP	23,200	1,413,900
Egypt Treasury Bill, 0.00%, 7/6/21	EGP	27,775	1,681,965

Total Egypt			$59,772,630

Total Foreign Government Securities (identified cost $59,460,995)			$59,772,630

U.S. Treasury Obligations — 0.5%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 2/4/21(26)		$3,675	$3,674,991
U.S. Treasury Bill, 0.00%, 2/11/21(26)		3,325	3,324,970

Total U.S. Treasury Obligations (identified cost $6,999,919)			$6,999,961

Other — 28.3%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(27)		409,694,127	$409,694,127

Total Other (identified cost $409,694,127)			$409,694,127

Total Short-Term Investments (identified cost $476,155,041)			$476,466,718

Description	Value
Total Purchased Options and Swaptions — 0.4% (identified cost $3,910,799)	$5,207,891

Total Investments — 97.6% (identified cost $1,444,872,816)	$1,411,414,901

Total Written Options and Swaptions — (0.1)% (premiums received $806,571)	$(922,379)

Other Assets, Less Liabilities — 2.5%	$35,635,248

Net Assets — 100.0%	$1,446,127,770

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2021.

(2)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2021, the aggregate value of these securities is $190,454,891 or 13.2% of the Portfolio’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2021.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2021.

(7)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2021.

(8)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(9)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.

(10)	The stated interest rate represents the weighted average fixed interest rate at January 31, 2021 of all interest only securities comprising the certificate.

(11)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(12)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2021, the aggregate value of these securities is $134,735,617 or 9.3% of the Portfolio’s net assets.

(13)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(14)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(15)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(16)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(17)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(18)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(19)	Amount is less than 0.05% or (0.05)%, as applicable.

(20)	Security converts to variable rate after the indicated fixed-rate coupon period.

(21)	Non-income producing security.

(22)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(23)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(24)	Restricted security.

(25)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(26)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(27)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2021.

Purchased Currency Options — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call EUR/Put USD	Goldman Sachs International	USD	82,000,000	USD	1.24	7/28/21	$864,034

Total							$864,034

Purchased Interest Rate Swaptions — 0.1%

Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 12/15/26 to pay 3-month ZAR-JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	91,740,000	12/15/21	$133,781
Option to enter into interest rate swap expiring 1/7/27 to pay 3-month ZAR-JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	112,630,000	1/7/22	153,521
Option to enter into interest rate swap expiring 1/10/27 to pay 3-month ZAR-JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	56,320,000	1/10/22	76,442
Option to enter into interest rate swap expiring 1/12/27 to pay 3-month ZAR-JIBAR and receive 5.70%	JPMorgan Chase Bank, N.A.	ZAR	221,740,000	1/12/22	300,089
Option to enter into interest rate swap expiring 1/17/27 to pay 3-month ZAR-JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	61,919,000	1/17/22	86,175
Option to enter into interest rate swap expiring 1/27/27 to pay 3-month ZAR-JIBAR and receive 5.74%	Bank of America, N.A.	ZAR	99,991,000	1/27/22	138,747
Option to enter into interest rate swap expiring 3/5/51 to receive 3-month USD-LIBOR and pay 1.70%	The Toronto-Dominion Bank	USD	12,500,000	3/3/21	142,115

Total					$1,030,870

Purchased Call Options — 0.2%

Description	Counterparty	Notional Amount		Spread	Expiration Date	Value
2-year 10 Constant Maturity Swap Curve Cap	Goldman Sachs International	USD	320,000,000	0.74%	7/5/22	$802,630
2-year 10 Constant Maturity Swap Curve Cap	Morgan Stanley & Co. International PLC	USD	450,000,000	0.45	6/21/21	2,510,357

Total						$3,312,987

Written Currency Options — (0.0)%(19)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call EUR/Put USD	Goldman Sachs International	USD	82,000,000	USD	1.33	7/28/21	$(77,572)

Total							$(77,572)

Written Interest Rate Swaptions — (0.1)%

Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 7/5/32 to pay 3-month USD-LIBOR and receive 0.98%	Goldman Sachs International	USD	17,000,000	6/30/22	$(844,807)

Total					$(844,807)

Forward Commodity Contracts(1)

Settlement Date	Deliver	In Exchange For	Counterparty	Value/Unrealized Appreciation (Depreciation)
9/1/22	United States Dollar 8,366,876	Gold 4,300 Troy Ounces	Citibank, N.A.	$(412,478)

Total				$(412,478)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	81,300,449	USD	98,771,917	2/2/21	$(109,796)
USD	99,540,035	EUR	81,300,449	2/2/21	877,914
PEN	43,811,378	USD	11,951,383	2/4/21	92,178
PEN	31,226,044	USD	8,632,847	2/4/21	(48,941)
USD	10,824,272	IDR	153,574,773,752	2/4/21	(118,555)
USD	9,660,830	PEN	34,832,122	2/4/21	85,628
USD	20,760,111	PEN	75,037,422	2/4/21	132,644
USD	3,540,790	NZD	4,934,486	2/5/21	(5,117)
USD	5,433,325	NZD	7,571,945	2/5/21	(7,852)
PHP	3,215,114	USD	66,780	2/8/21	115
NZD	16,333,399	USD	11,223,005	2/16/21	514,103
NZD	314,713	USD	223,157	2/16/21	2,995
NZD	79,000	USD	54,282	2/16/21	2,486
USD	3,074,175	NZD	4,474,000	2/16/21	(140,822)
USD	10,994,395	NZD	15,505,155	2/16/21	(147,541)
USD	9,523,287	RUB	707,784,000	2/16/21	180,528
USD	2,550,356	RUB	189,546,000	2/16/21	48,346
USD	944,575	IDR	13,407,300,000	2/22/21	(8,592)
USD	6,556,302	IDR	93,060,150,000	2/22/21	(59,639)
USD	6,653,513	IDR	94,493,194,905	2/22/21	(64,307)
GBP	1,427,000	USD	1,900,136	2/25/21	55,288

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
JPY	1,404,856,551	USD	13,547,576	2/25/21	$(132,688)
USD	4,822,339	ZAR	71,621,379	2/25/21	102,768
USD	66,823	PHP	3,216,000	2/26/21	(39)
NZD	86,953	USD	61,051	3/2/21	1,435
NZD	11,589,670	USD	8,342,534	3/2/21	(14,094)
NZD	8,215,400	USD	5,939,077	3/2/21	(35,417)
USD	98,829,410	EUR	81,300,449	3/2/21	107,126
USD	17,901,742	NZD	25,497,061	3/2/21	(420,674)
USD	40,918,455	NZD	58,279,266	3/2/21	(961,545)
NOK	60,126,840	USD	6,784,947	3/3/21	234,773
JPY	1,666,816,977	USD	15,980,780	3/8/21	(62,589)
USD	5,543,404	MXN	110,500,000	3/17/21	177,479
USD	30,974,204	IDR	440,979,745,518	3/22/21	(279,695)
AUD	42,245,000	USD	32,562,235	3/29/21	(266,201)
NZD	16,384,960	USD	11,765,073	3/29/21	9,196
USD	12,924,738	NZD	18,000,000	3/29/21	(10,102)
JPY	476,630,061	USD	4,629,346	4/6/21	(75,943)
NZD	8,194,246	USD	5,843,841	4/6/21	44,543
USD	5,415,865	NZD	7,546,981	4/6/21	(7,395)
USD	8,310,617	NZD	11,580,804	4/6/21	(11,348)
NZD	37,668,644	USD	27,368,910	4/12/21	(300,144)
USD	7,016,597	NZD	9,657,151	4/12/21	76,948
NZD	195,423	USD	140,490	4/19/21	(59)
USD	11,858,220	NZD	16,494,845	4/19/21	4,947
USD	7,404,051	SGD	9,805,000	4/26/21	23,130
USD	5,042,565	ZAR	75,478,621	4/26/21	109,532

					$(404,993)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
IDR	61,021,846,328	USD	4,325,704	BNP Paribas	2/4/21	$22,350	$—
IDR	46,276,463,712	USD	3,278,763	Standard Chartered Bank	2/4/21	18,623	—
IDR	46,276,463,712	USD	3,279,228	Standard Chartered Bank	2/4/21	18,158	—
PEN	40,826,436	USD	11,274,595	State Street Bank and Trust Company	2/4/21	—	(51,583)
USD	285,776	PEN	1,033,080	Goldman Sachs International	2/4/21	1,787	—
USD	1,658,408	PEN	5,994,314	UBS AG	2/4/21	10,596	—
USD	985,752	PEN	3,563,000	UBS AG	2/4/21	6,298	—
USD	1,199,660	UAH	35,282,000	Bank of America, N.A.	2/4/21	—	(53,977)
EUR	50,288	USD	61,108	BNP Paribas	2/8/21	—	(73)
EUR	182,175	USD	221,662	Citibank, N.A.	2/8/21	—	(556)
EUR	2,744,354	USD	3,338,143	Citibank, N.A.	2/8/21	—	(7,310)
EUR	1,314,406	USD	1,598,295	JPMorgan Chase Bank, N.A.	2/8/21	—	(2,996)
EUR	5,004,009	USD	6,084,690	JPMorgan Chase Bank, N.A.	2/8/21	—	(11,305)
EUR	37,731	USD	46,300	Morgan Stanley & Co. International PLC	2/8/21	—	(506)
EUR	2,636,463	USD	3,236,775	Morgan Stanley & Co. International PLC	2/8/21	—	(36,890)
EUR	913,177	USD	1,119,340	Standard Chartered Bank	2/8/21	—	(11,014)
EUR	81,300,449	USD	100,180,039	Standard Chartered Bank	2/8/21	—	(1,505,375)
USD	49,417,095	EUR	40,104,117	Standard Chartered Bank	2/8/21	742,576	—
USD	18,761,782	EUR	15,226,000	Standard Chartered Bank	2/8/21	281,928	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	7,636,177	EUR	6,197,089	Standard Chartered Bank	2/8/21	$114,747	$—
USD	6,051,477	EUR	4,911,036	Standard Chartered Bank	2/8/21	90,934	—
USD	3,413,796	EUR	2,770,444	Standard Chartered Bank	2/8/21	51,298	—
USD	1,706,527	EUR	1,384,921	Standard Chartered Bank	2/8/21	25,644	—
USD	1,490,716	EUR	1,209,781	Standard Chartered Bank	2/8/21	22,401	—
USD	1,108,998	EUR	900,000	Standard Chartered Bank	2/8/21	16,665	—
USD	988,513	EUR	802,221	Standard Chartered Bank	2/8/21	14,854	—
USD	39,189,190	EUR	32,279,608	Standard Chartered Bank	2/8/21	11,307	—
USD	24,043	EUR	19,512	Standard Chartered Bank	2/8/21	361	—
EGP	23,812,000	USD	1,477,630	Citibank, N.A.	2/9/21	34,889	—
EGP	22,808,000	USD	1,413,135	Goldman Sachs International	2/9/21	35,611	—
USD	7,584,524	CNH	50,608,191	Standard Chartered Bank	2/9/21	—	(260,977)
USD	585,888	UAH	16,897,000	BNP Paribas	2/10/21	—	(13,618)
THB	264,722,174	USD	8,822,602	Standard Chartered Bank	2/16/21	21,665	—
USD	7,068,748	THB	213,301,186	Standard Chartered Bank	2/16/21	—	(57,563)
USD	32,265,059	THB	968,113,089	Standard Chartered Bank	2/16/21	—	(79,230)
USD	255,067	UAH	7,374,000	Goldman Sachs International	2/16/21	—	(6,179)
USD	759,023	UAH	22,376,000	Bank of America, N.A.	2/22/21	—	(32,559)
TRY	5,685,000	USD	760,552	Citibank, N.A.	2/26/21	8,543	—
TRY	39,155,000	USD	5,236,026	Standard Chartered Bank	2/26/21	61,058	—
TRY	39,150,000	USD	5,236,057	Standard Chartered Bank	2/26/21	60,350	—
TRY	23,509,000	USD	3,141,537	Standard Chartered Bank	2/26/21	38,878	—
TRY	1,871,500	USD	250,365	Standard Chartered Bank	2/26/21	2,821	—
TRY	40,430,500	USD	5,470,767	Standard Chartered Bank	2/26/21	—	(1,127)
USD	6,926,924	TRY	48,333,000	Standard Chartered Bank	2/26/21	388,195	—
USD	5,541,456	TRY	38,572,000	Standard Chartered Bank	2/26/21	323,243	—
USD	5,541,536	TRY	38,582,000	Standard Chartered Bank	2/26/21	321,970	—
USD	3,463,474	TRY	24,222,000	Standard Chartered Bank	2/26/21	186,601	—
USD	13,194	TRY	92,000	Standard Chartered Bank	2/26/21	748	—
USD	1,186,523	UAH	34,599,000	BNP Paribas	3/2/21	—	(35,086)
USD	2,577,433	UAH	74,810,000	Goldman Sachs International	3/3/21	—	(63,250)
CNH	6,624,997	USD	1,008,954	Citibank, N.A.	3/9/21	15,964	—
CNH	5,427,360	USD	826,988	Goldman Sachs International	3/9/21	12,650	—
USD	5,044,942	BHD	1,911,024	Standard Chartered Bank	3/11/21	—	(22,080)
USD	1,657,052	MYR	6,750,000	State Street Bank and Trust Company	3/11/21	—	(5,982)
USD	4,204,022	SAR	15,887,000	Standard Chartered Bank	3/11/21	—	(31,146)
CNH	75,096,467	USD	11,423,601	Citibank, N.A.	3/15/21	189,599	—
USD	6,744,071	BHD	2,554,000	Standard Chartered Bank	3/16/21	—	(27,290)
USD	4,037,043	THB	121,886,392	Standard Chartered Bank	3/16/21	—	(34,808)
USD	624,705	UAH	18,004,000	BNP Paribas	3/22/21	—	(7,718)
USD	293,710	UAH	8,522,000	Bank of America, N.A.	3/23/21	—	(5,564)
USD	904,390	UAH	26,060,000	BNP Paribas	4/5/21	—	(7,832)
USD	754,586	UAH	21,800,000	BNP Paribas	4/5/21	—	(8,516)
TRY	63,480,000	USD	8,347,756	Standard Chartered Bank	4/7/21	97,454	—
TRY	13,460,000	USD	1,781,852	Standard Chartered Bank	4/7/21	8,831	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	11,881,604	OMR	4,666,500	BNP Paribas	4/8/21	$—	$(225,886)
CNH	32,139,618	USD	4,965,611	Bank of America, N.A.	4/12/21	—	(4,777)
USD	1,337,396	UAH	38,410,000	Bank of America, N.A.	4/12/21	—	(5,042)
CNH	74,903,533	USD	11,540,999	UBS AG	4/14/21	18,826	—
USD	1,849,882	THB	55,864,596	Standard Chartered Bank	4/16/21	—	(16,246)
CNH	6,416,216	USD	982,549	Goldman Sachs International	4/21/21	7,144	—
USD	11,896,188	OMR	4,664,971	Standard Chartered Bank	4/26/21	—	(203,325)
USD	600,348	UAH	17,254,000	Bank of America, N.A.	4/26/21	—	(811)
TRY	55,096,000	USD	7,173,641	Standard Chartered Bank	5/17/21	31,745	—
USD	532,266	TRY	4,157,000	Standard Chartered Bank	5/17/21	—	(11,381)
USD	532,225	TRY	4,162,000	Standard Chartered Bank	5/17/21	—	(12,076)
USD	532,186	TRY	4,175,000	Standard Chartered Bank	5/17/21	—	(13,815)
USD	532,139	TRY	4,218,000	Standard Chartered Bank	5/17/21	—	(19,486)
USD	798,222	TRY	6,303,000	Standard Chartered Bank	5/17/21	—	(26,077)
USD	1,330,486	TRY	10,749,000	Standard Chartered Bank	5/17/21	—	(75,254)
USD	2,660,846	TRY	21,332,000	Standard Chartered Bank	5/17/21	—	(128,927)
USD	8,234,546	OMR	3,237,000	BNP Paribas	7/6/21	—	(150,223)
USD	5,188,295	OMR	2,039,000	BNP Paribas	7/12/21	—	(92,720)
USD	961,832	OMR	378,000	BNP Paribas	7/19/21	—	(17,062)
USD	4,209,726	BHD	1,605,000	Bank of America, N.A.	3/14/22	—	(28,948)
USD	8,407,724	SAR	32,004,000	Standard Chartered Bank	3/14/22	—	(118,217)
USD	20,243,572	SAR	77,035,000	Standard Chartered Bank	3/14/22	—	(278,733)
USD	8,429,122	BHD	3,217,000	Standard Chartered Bank	3/16/22	—	(66,403)
USD	4,215,852	BHD	1,625,000	Standard Chartered Bank	3/16/22	—	(75,484)
USD	4,112,475	BHD	1,585,976	Standard Chartered Bank	3/16/22	—	(75,805)
USD	8,651,101	SAR	32,792,000	BNP Paribas	3/24/22	—	(84,229)
USD	12,976,517	SAR	49,181,000	HSBC Bank USA, N.A.	3/24/22	—	(124,614)
USD	15,526,212	SAR	58,790,000	Standard Chartered Bank	3/28/22	—	(134,239)
USD	23,292,293	OMR	9,293,625	BNP Paribas	8/29/22	—	(485,732)

						$3,317,312	$(4,857,622)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
CME 90-Day Eurodollar	820	Long	3/18/24	$203,554,750	$(78,613)
U.S. 10-Year Treasury Note	52	Long	3/22/21	7,125,625	(39,809)
U.S. Ultra-Long Treasury Bond	10	Long	3/22/21	2,047,188	(98,916)
Euro-Bobl	(1)	Short	3/8/21	(164,133)	11
Euro-Buxl	(20)	Short	3/8/21	(5,371,170)	39,319
U.S. Long Treasury Bond	(1)	Short	3/22/21	(168,719)	5,724

					$(172,284)

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	$(487,496)
EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	(2,182,901)
EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	895,920
EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	4,225,948
USD	36,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.89% (pays upon termination)	7/16/24	232,279
USD	58,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.58% (pays upon termination)	9/6/24	1,433,746
USD	8,770	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.29% (pays upon termination)	1/26/26	1,812
USD	8,770	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.29% (pays upon termination)	1/26/26	1,812
USD	8,770	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.26% (pays upon termination)	1/27/26	(13,713)
USD	8,780	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.26% (pays upon termination)	1/27/26	(12,549)
USD	4,910	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.28% (pays upon termination)	1/28/26	(3,697)
USD	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.28% (pays upon termination)	4/20/30	509,055
USD	8,770	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.33% (pays upon termination)	1/26/31	167
USD	8,770	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.33% (pays upon termination)	1/26/31	(1,064)
USD	8,780	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.31% (pays upon termination)	1/27/31	19,708
USD	8,770	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.31% (pays upon termination)	1/27/31	19,439
USD	4,910	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.32% (pays upon termination)	1/28/31	8,916
USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	(132,479)
USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	668,319
USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	142,839
USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	130,370

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
USD	4,400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	$(247,874)

							$5,208,557

CPI-U (NSA) - Consumer Price Index All Urban Non-Seasonally Adjusted

HICP - Harmonised Indices of Consumer Prices

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$297,154

								$297,154

CPI-U (NSA) - Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	413,556	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.08% (pays upon termination)	1/3/22	$155,735	$—	$155,735
BRL	417,031	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.40% (pays upon termination)	1/3/22	(286,622)	—	(286,622)
CAD	69,760	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	0.88% (pays semi-annually)	6/5/25	(205,753)	—	(205,753)
CAD	6,730	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.03% (pays semi-annually)	8/19/30	133,495	(69)	133,426
CAD	10,270	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.04% (pays semi-annually)	8/19/30	199,842	(107)	199,735
CNY	892,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.31% (pays quarterly)	7/28/22	(518,643)	—	(518,643)
EUR	750	Receives	6-month EURIBOR (pays semi-annually)	(0.30)% (pays annually)	6/16/25	(5,658)	(1)	(5,659)
GBP	26,000	Receives	6-month GBP LIBOR (pays semi-annually)	1.00% (pays semi-annually)	1/9/30	(1,606,565)	—	(1,606,565)
KRW	31,500,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	0.92% (pays quarterly)	7/28/30	1,046,787	—	1,046,787

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	1,081,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.54% (pays monthly)	12/15/23	$6,128,990	$—	$6,128,990
MXN	298,383	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	3/7/24	(1,024,031)	—	(1,024,031)
MXN	82,926	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	3/7/24	(288,226)	—	(288,226)
MXN	393,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.63% (pays monthly)	1/9/25	46,523	—	46,523
MXN	393,300	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.61% (pays monthly)	1/10/25	38,139	—	38,139
MXN	350,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.29% (pays monthly)	5/2/25	458,215	—	458,215
SGD	18,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.42% (pays semi-annually)	10/19/23	872,012	—	872,012
SGD	9,630	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	458,551	—	458,551
SGD	10,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	476,170	—	476,170
SGD	15,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	714,254	—	714,254
SGD	26,350	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.09% (pays semi-annually)	12/13/23	1,035,702	—	1,035,702
SGD	2,885	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	98,862	—	98,862
SGD	3,245	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.56% (pays semi-annually)	8/14/24	112,655	—	112,655
SGD	5,640	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.06% (pays semi-annually)	3/31/25	113,003	—	113,003
SGD	16,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.07% (pays semi-annually)	3/31/25	337,814	—	337,814
SGD	3,300	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.08% (pays semi-annually)	3/31/25	68,340	—	68,340
SGD	30,100	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	0.52% (pays semi-annually)	8/21/25	11,525	—	11,525

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	1,010	Receives	3-month USD-LIBOR (pays quarterly)	0.32% (pays semi-annually)	6/11/23	$(2,755)	$—	$(2,755)
USD	555	Receives	3-month USD-LIBOR (pays quarterly)	0.26% (pays semi-annually)	6/25/23	(660)	—	(660)
USD	1,755	Receives	3-month USD-LIBOR (pays quarterly)	0.26% (pays semi-annually)	6/26/23	(1,856)	—	(1,856)
USD	320	Receives	3-month USD-LIBOR (pays quarterly)	0.24% (pays semi-annually)	7/8/23	(173)	—	(173)
USD	360	Receives	3-month USD-LIBOR (pays quarterly)	0.24% (pays semi-annually)	7/8/23	(227)	—	(227)
USD	40,459	Pays	3-month USD-LIBOR (pays quarterly)	1.86% (pays semi-annually)	7/16/24	2,189,870	—	2,189,870
USD	64,000	Pays	3-month USD-LIBOR (pays quarterly)	1.26% (pays semi-annually)	9/6/24	2,453,572	—	2,453,572
USD	332	Receives	3-month USD-LIBOR (pays quarterly)	0.44% (pays semi-annually)	6/12/25	(117)	—	(117)
USD	1,010	Receives	3-month USD-LIBOR (pays quarterly)	0.36% (pays semi-annually)	6/15/25	3,185	—	3,185
USD	1,316	Receives	3-month USD-LIBOR (pays quarterly)	0.37% (pays semi-annually)	6/23/25	4,228	—	4,228
USD	1,180	Receives	3-month USD-LIBOR (pays quarterly)	0.32% (pays semi-annually)	7/14/25	6,741	—	6,741
USD	1,000	Receives	3-month USD-LIBOR (pays quarterly)	0.50% (pays semi-annually)	6/4/27	14,086	—	14,086
USD	34,731	Pays	3-month USD-LIBOR (pays quarterly)	2.34% (pays semi-annually)	5/17/29	4,026,558	—	4,026,558
USD	51,000	Receives	3-month USD-LIBOR (pays quarterly)	0.94% (pays semi-annually)	1/7/31	838,926	—	838,926
USD	11,693	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	9/20/47	(2,544,201)	(99,878)	(2,644,079)
USD	10,766	Receives	3-month USD-LIBOR (pays quarterly)	2.54% (pays semi-annually)	5/17/49	(2,495,581)	—	(2,495,581)
USD	2,450	Pays	3-month USD-LIBOR (pays quarterly)	0.58% (pays semi-annually)	3/11/50	(605,390)	—	(605,390)
USD	2,450	Pays	3-month USD-LIBOR (pays quarterly)	0.62% (pays semi-annually)	3/11/50	(579,491)	—	(579,491)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	3,670	Pays	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	3/20/50	$(554,944)	$—	$(554,944)
USD	700	Receives	3-month USD-LIBOR (pays quarterly)	0.94% (pays semi-annually)	5/21/50	111,258	—	111,258
USD	5,000	Receives	3-month USD-LIBOR (pays quarterly)	1.18% (pays semi-annually)	6/10/50	505,672	—	505,672
USD	12,450	Pays	3-month USD-LIBOR (pays quarterly)	1.27% (pays semi-annually)	11/4/50	(978,933)	—	(978,933)
USD	3,000	Receives	3-month USD-LIBOR (pays quarterly)	1.24% (pays semi-annually)	3/5/51	270,341	—	270,341
USD	3,000	Pays	3-month USD-LIBOR (pays quarterly)	1.26% (pays semi-annually)	3/5/51	(257,200)	—	(257,200)

Total						$10,974,025	$(100,055)	$10,873,970

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Goldman Sachs International	RUB	1,539,500	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.51% (pays annually)	4/16/25	$1,501,816
Goldman Sachs International	RUB	785,500	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.51% (pays annually)	5/15/25	167,287
Goldman Sachs International	RUB	706,636	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.34% (pays annually)	5/18/25	78,088

							$1,747,191

Centrally Cleared Credit Default Swaps—Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Malaysia	$26,266	1.00% (pays quarterly)(1)	12/20/25	$(758,737)	$619,878	$(138,859)
Turkey	24,617	1.00% (pays quarterly)(1)	12/20/25	2,280,379	(4,242,331)	(1,961,952)

				$1,521,642	$(3,622,453)	$(2,100,811)

*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3-month COP Interbank Nominal Rate on COP 42,295,000,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR minus 0.70% on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/3/21/ 11/3/26	$(794,372)
Goldman Sachs International	3-month COP Interbank Nominal Rate on COP 38,650,000,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR minus 0.67% on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	9/27/21/ 9/27/26	(795,448)

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Goldman Sachs International	3-month COP Interbank Nominal Rate on COP 19,450,000,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR minus 0.54% on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/6/21/ 10/6/26	$(464,767)
JPMorgan Chase Bank, N.A.	3-month USD-LIBOR on USD 2,555,400 (pays quarterly) plus TRY 19,200,000	13.70% on TRY 19,200,000 (pays annually) plus USD 2,555,400	Not applicable/ 3/17/26	(52,383)

				$(2,106,970)

*

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Abbreviations:

CME	-	Chicago Mercantile Exchange

COF	-	Cost of Funds 11th District

EURIBOR	-	Euro Interbank Offered Rate

GDP	-	Gross Domestic Product

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

AUD	-	Australian Dollar

BHD	-	Bahraini Dinar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

IDR	-	Indonesian Rupiah

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KRW	-	South Korean Won

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SAR	-	Saudi Riyal

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

UAH	-	Ukrainian Hryvnia

USD	-	United States Dollar

UZS	-	Uzbekistani Som

ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at January 31, 2021 were $1,517,890 or 0.1% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including forward commodity contracts and total return swaps, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps and options contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

At January 31, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

Restricted Securities

At January 31, 2021, the Portfolio owned the following securities (representing 1.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Altair VI Reinsurance	12/29/17	1,000	$2,670,333	$214,500
Blue Lotus Re, Ltd.	12/20/17	242	—	92,584
Mt. Logan Re, Ltd., Series 13, Preference Shares	1/2/18	10,000	7,231,214	10,040,979
Mt. Logan Re, Ltd., Series 17, Preference Shares	1/26/21	860	—	863,969
Mt. Logan Re, Ltd., Special Investment Series 13, 12/18	1/22/19	2,000	1,446,242	528,591
Mt. Logan Re, Ltd., Special Investment Series 13, 12/19	1/17/20	1,829	1,322,544	1,100,625
Sussex Capital, Ltd., Designated Investment Series 5, 5/19	5/31/19	249	212,150	38,658
Sussex Capital, Ltd., Designated Investment Series 5, 12/19	1/17/20	791	673,953	267,918
Sussex Capital, Ltd., Designated Investment Series 5, 6/20	6/30/20	434	69,673	161,096
Sussex Capital, Ltd., Designated Investment Series 5, 12/20	1/25/21	292	284,695	284,693
Sussex Capital, Ltd., Series 5, Preference Shares	12/17/18	6,000	4,759,529	6,251,107
Sussex Re, Ltd., Series 2020A	1/21/20	4,081,939	223,739	273,490
Sussex Re, Ltd., Series 2021A	1/14/21	4,154,232	3,475,256	4,179,158
Versutus Re, Ltd., Series 2019	1/21/20	220,133	144,723	243,907

Total Restricted Securities			$22,514,051	$24,541,275

At January 31, 2021, the value of the Portfolio’s investment in affiliated funds was $409,694,127, which represents 28.3% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$282,555,462	$537,992,033	$(410,853,368)	$5,059	$(5,059)	$409,694,127	$70,842	409,694,127

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$91,340,566	$—	$91,340,566
Mortgage Pass-Throughs	—	180,018,140	—	180,018,140
Commercial Mortgage-Backed Securities	—	10,778,813	—	10,778,813
Asset-Backed Securities	—	141,514,214	—	141,514,214
U.S. Government Guaranteed Small Business Administration Loans	—	43,657,806	—	43,657,806
Sovereign Loans	—	1,365,370	—	1,365,370
Foreign Government Bonds	—	254,998,606	—	254,998,606
Foreign Corporate Bonds	—	71,277,523	868,734	72,146,257
Convertible Bonds	—	4,717,056	—	4,717,056
Common Stocks	—	3,100,794 *	—	3,100,794
Loan Participation Notes	—	—	544,725	544,725
Closed-End Funds	12,077,334	—	—	12,077,334
Exchange-Traded Funds	33,481,080	—	—	33,481,080
Reinsurance Side Cars	—	—	37,427,360	37,427,360
U.S. Treasury Obligations	—	42,572,171	—	42,572,171
Short-Term Investments — Foreign Government Securities	—	59,772,630	—	59,772,630
U.S. Treasury Obligations	—	6,999,961	—	6,999,961
Other	—	409,694,127	—	409,694,127
Purchased Currency Options	—	864,034	—	864,034
Purchased Interest Rate Swaptions	—	1,030,870	—	1,030,870
Purchased Call Options	—	3,312,987	—	3,312,987
Total Investments	$45,558,414	$1,327,015,668	$38,840,819	$1,411,414,901
Forward Foreign Currency Exchange Contracts	$—	$6,201,414	$—	$6,201,414
Futures Contracts	45,054	—	—	45,054
Swap Contracts	—	35,546,105	—	35,546,105
Total	$45,603,468	$1,368,763,187	$38,840,819	$1,453,207,474

Liability Description
Written Currency Options	$—	$(77,572)	$—	$(77,572)
Written Interest Rate Swaptions	—	(844,807)	—	(844,807)
Forward Commodity Contracts	—	(412,478)	—	(412,478)
Forward Foreign Currency Exchange Contracts	—	(8,146,717)	—	(8,146,717)
Futures Contracts	(217,338)	—	—	(217,338)
Swap Contracts	—	(17,904,506)	—	(17,904,506)
Total	$(217,338)	$(27,386,080)	$—	$(27,603,418)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Foreign Corporate Bonds	Investments in Loan Participation Notes	Investments in Reinsurance Side Cars*	Total
Balance as of October 31, 2020	$800,582	$563,847	$36,084,623	$37,449,052
Realized gains (losses)	—	—	—	—
Change in net unrealized appreciation (depreciation)	68,152	(18,376)	584,292	634,068
Cost of purchases	—	—	13,559,951	13,559,951
Proceeds from sales, including return of capital	—	—	(12,801,506)	(12,801,506)
Accrued discount (premium)	—	(746)	—	(746)
Transfers to Level 3	—	—	—	—
Transfers from Level 3	—	—	—	—

Balance as of January 31, 2021	$868,734	$544,725	$37,427,360	$38,840,819

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2021	$68,152	$(18,376)	$2,206,291	$2,256,067

*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of January 31, 2021:

Type of Investment	Fair Value as of January 31, 2021	Valuation Technique	Unobservable Inputs	Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$868,734	Matrix Pricing	Credit Spread to U.S. Treasury	31.31%	Decrease
Loan Participation Notes	544,725	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	3.06%	Decrease

Included in foreign corporate bonds are securities valued at $0 based on their estimated recovery value percentage.

*

Represents the directional change in the fair value of the Level 3 investments that would result in an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.